Term Loan (Tables)	12 Months Ended
Jul. 31, 2019
Borrowings [abstract]
Schedule of term loan
Term Loan	Current	Long term
July 31, 2018	$–	$–
Term loan
Additions	–	35,000
Adjustments	3,500	(3,500)
Repayments	(87)	(788)
	$3,413	$30,712
Deferred financing costs
Additions	(296)	(1,347)
Adjustments	–	296
Realized expense	–	596
July 31, 2019	$3,117	$30,257